Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Amortized cost of investment securities available for sale	$ 285,838	$ 394,733
Estimated fair value of investment securities held to maturity	250	501
Allowance for loans receivable	$ 18,008	$ 23,246
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	18,910,829	18,900,877
Common stock, shares outstanding	18,693,091	18,615,950
Treasury stock, shares	217,738	284,927